Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Cash flows from (used in) operating activities:
Net income attributable to owners of the Company		$ 11,699	$ 4,928	[1]	$ 5,438	[1]
Net income from discontinued operations		28,477	11,984	[1]	5,213	[1]
Net income (loss) from continuing operations		(16,778)	(7,056)	[1]	225	[1]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		2,549	2,649	[1]	2,837	[1]
Impairment of long-lived assets		2,156
Amortization of debt costs		232	300	[1]	349	[1]
Other operating activities, net		(69)	795	[1]	293	[1]
Gain on sale of assets	[1]				(3,229)
(Increase) decrease in:
Accounts receivable and other receivables		(2,263)	(545)	[1]	505	[1]
Inventories		101	809	[1]	2,977	[1]
Prepaids and other current assets		(2,413)	3	[1]	483	[1]
Increase (decrease) in:
Accounts payable		599	(282)	[1]	(3,866)	[1]
Accrued liabilities and other long-term liabilities		856	(22)	[1]	820	[1]
Net cash (used in) provided by operating activities from continuing operations		(15,030)	(3,349)	[1]	1,394	[1]
Net cash (used in) provided by operating activities from discontinued operations		(14,246)	10,611	[1]	3,310	[1]
Net cash provided by (used in) operating activities		(29,276)	7,262	[1]	4,704	[1]
Cash flows (used in) from investing activities:
Additions to property and equipment		(5,089)	(4,378)	[1]	(4,780)	[1]
Additions to intangible assets and other assets		(1,688)
Proceeds from sale of assets (net of fees of $0.2 million)	[1]				4,072
Other investing activities, net	[1]		(12)		(37)
Net cash used in investing activities from continuing operations		(6,777)	(4,390)	[1]	(745)	[1]
Net cash (used in) provided by investing activities from discontinued operations		105,680	(682)	[1]	(1,696)	[1]
Net cash used in investing activities		98,903	(5,072)	[1]	(2,441)	[1]
Cash flows (used in) provided by financing activities:
Increase (decrease) in bank indebtedness		(16,192)	10,400	[1]	1,952	[1]
Repayment of obligations under capital leases		(2,944)	(487)	[1]	(677)	[1]
Proceeds from capital lease funding		2,966	376	[1]	43	[1]
Payment of loan origination fees and costs		(618)	(370)	[1]	(76)	[1]
Repayment of long-term debt		(5,757)	(2,527)	[1]	(1,706)	[1]
Increase in long-term debt		2,981
Advance from shareholder		2,500
Other financing activities		(142)	(50)	[1]	(25)	[1]
Net cash provided by (used in) financing activities from continuing operations		(17,206)	7,342	[1]	(489)	[1]
Net cash used in financing activities from discontinued operations		(53,311)	(9,929)	[1]	(1,613)	[1]
Net cash (used in) provided by financing activities		(70,517)	(2,587)	[1]	(2,102)	[1]
Effect of exchange rate on cash		(275)	(3)	[1]	(173)	[1]
Net decrease in cash and cash equivalents		(1,165)	(400)	[1]	(12)	[1]
Cash and cash equivalents, beginning of year	[1]	1,944	2,344		2,356
Cash and cash equivalents, end of year		779	1,944	[1]	2,344	[1]
Supplemental disclosure of cash flow information:
Interest paid		3,584	3,430	[1]	3,647	[1]
Non-cash transactions:
Property and equipment additions acquired through capital leases		1,088	375	[1]	43	[1]
Property and equipment and intangible asset additions included in accounts payable and accrued liabilities		$ 2,439	$ 1,023	[1]	$ 1,005	[1]

[1]	Retrospectively revised (see note 18)